16. FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Carrying Amount
Financial assets:
Cash and cash equivalents	$ 37,300	$ 29,155
Investment securities	86,780	105,746
FHLB stock	6,809	5,318
Accrued interest receivable	2,514	2,320
Life Insurance contracts	14,513	13,905
Loans receivable, net	665,842	600,271
Financial liabilities:
Deposits	617,722	598,582
Advance from Federal Home Loan Bank	142,751	108,183
Accrued interest payable	370	319
Estimated Fair Value
Financial assets:
Cash and cash equivalents	37,300	29,155
Investment securities	88,357	108,007
FHLB stock	6,809	5,318
Accrued interest receivable	2,514	2,320
Life Insurance contracts	14,513	13,905
Loans receivable, net	665,384	629,541
Financial liabilities:
Deposits	621,676	603,251
Advance from Federal Home Loan Bank	153,855	116,879
Accrued interest payable	370	319
Fair Value Measurements of Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	37,300
Investment securities	494
FHLB stock	0
Accrued interest receivable	0
Life Insurance contracts	0
Loans receivable, net	0
Financial liabilities:
Deposits	93,410
Advance from Federal Home Loan Bank	0
Accrued interest payable	0
Fair Value Measurements of Significant Other Observable Inputs (Level 2)
Financial assets:
Cash and cash equivalents	0
Investment securities	87,863
FHLB stock	6,809
Accrued interest receivable	2,514
Life Insurance contracts	14,513
Loans receivable, net	0
Financial liabilities:
Deposits	528,266
Advance from Federal Home Loan Bank	153,855
Accrued interest payable	370
Fair Value Measurements of Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	0
Investment securities	0
FHLB stock	0
Accrued interest receivable	0
Life Insurance contracts	0
Loans receivable, net	665,384
Financial liabilities:
Deposits	0
Advance from Federal Home Loan Bank	0
Accrued interest payable	$ 0